Schedule of Investments (unaudited) May 31, 2020	iShares® Edge MSCI Min Vol Global ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.4%
Newcrest Mining Ltd.	218,367	$4,432,632
Woolworths Group Ltd.	673,834	15,807,263

		20,239,895

Belgium — 0.5%
Colruyt SA	135,490	8,195,731
Proximus SADP	370,326	7,742,261
Telenet Group Holding NV	95,304	3,907,579
UCB SA	84,858	8,495,258

		28,340,829

Canada — 5.3%
Agnico Eagle Mines Ltd.	585,275	37,300,589
Barrick Gold Corp.	2,380,769	57,030,286
BCE Inc.	372,299	15,415,043
CGI Inc.(a)	212,151	13,503,867
Empire Co. Ltd., Class A, NVS	354,229	7,985,657
Fairfax Financial Holdings Ltd.	20,197	5,588,733
Franco-Nevada Corp.	449,185	62,805,305
Intact Financial Corp.	328,684	31,256,131
Kirkland Lake Gold Ltd.	86,353	3,314,301
Loblaw Companies Ltd.	181,093	8,930,183
Metro Inc.	138,509	5,754,006
Rogers Communications Inc., Class B, NVS	138,322	5,774,258
Shaw Communications Inc., Class B, NVS	288,827	4,854,183
TELUS Corp.	972,618	16,789,658
Thomson Reuters Corp.	178,281	11,894,859
Waste Connections Inc.(b)	141,593	13,315,406

		301,512,465

Chile — 0.1%
Banco de Chile	94,113,950	7,949,192

China — 2.6%
Agricultural Bank of China Ltd., Class A	10,829,199	5,139,342
Agricultural Bank of China Ltd., Class H	7,575,000	3,058,928
Alibaba Group Holding Ltd., ADR(a)	24,805	5,144,309
Alibaba Pictures Group Ltd.(a)	29,450,000	3,571,539
Bank of Communications Co. Ltd., Class A	5,017,700	3,578,969
Bank of Communications Co. Ltd., Class H	6,835,000	4,144,562
China Huishan Dairy Holdings Co. Ltd.(a)(c)	2,093,055	3
China International Travel Service Corp. Ltd., Class A	287,800	4,066,608
China Minsheng Banking Corp. Ltd., Class A	3,524,499	2,799,252
China Mobile Ltd.	3,568,500	24,907,218
China Telecom Corp. Ltd., Class H	33,492,000	11,104,946
China Unicom Hong Kong Ltd.	4,294,000	2,487,429
China United Network Communications Ltd., Class A	3,811,547	2,638,853
CRRC Corp. Ltd., Class A	3,586,497	2,923,584
Guangdong Investment Ltd.	4,275,147	8,416,816
Industrial & Commercial Bank of China Ltd., Class A	5,736,551	4,099,710
Jiangsu Expressway Co. Ltd., Class H	2,966,000	3,493,689
Lenovo Group Ltd.	4,834,000	2,625,615
Postal Savings Bank of China Co. Ltd., Class H(d)	24,394,000	15,515,730
SF Holding Co. Ltd., Class A	433,900	2,760,554
Shenzhen International Holdings Ltd.	2,232,500	3,727,074
Xiaomi Corp., Class B(a)(d)	8,327,000	12,913,242
ZTE Corp., Class A(a)	568,100	2,858,659
ZTO Express Cayman Inc., ADR	490,939	16,014,430

		147,991,061

Denmark — 0.8%
Carlsberg A/S, Class B	43,592	5,637,744

Security	Shares	Value

Denmark (continued)
Coloplast A/S, Class B	118,392	$19,877,177
Novo Nordisk A/S, Class B	196,345	12,783,068
Tryg A/S	296,677	8,314,943

		46,612,932

Finland — 0.6%
Elisa OYJ	347,467	21,791,138
Nokia OYJ	2,930,109	11,621,053

		33,412,191

France — 0.9%
Eurazeo SE(a)	59,158	2,882,232
Hermes International	28,026	23,312,446
Orange SA	1,810,823	21,844,738

		48,039,416

Germany — 1.0%
Deutsche Telekom AG, Registered(a)	3,216,178	50,711,262
Telefonica Deutschland Holding AG	2,168,183	6,670,976

		57,382,238

Hong Kong — 2.6%
BeiGene Ltd., ADR(a)	43,531	7,206,122
CLP Holdings Ltd.	1,924,254	18,855,256
Dairy Farm International Holdings Ltd.	577,500	2,437,050
Hang Seng Bank Ltd.(b)	1,384,900	21,065,632
HK Electric Investments & HK Electric Investments Ltd.	6,513,500	6,453,836
HKT Trust & HKT Ltd.(b)	9,265,000	13,172,533
Hong Kong & China Gas Co. Ltd.	11,703,130	19,688,919
Jardine Matheson Holdings Ltd.	230,700	9,262,605
Jardine Strategic Holdings Ltd.	189,100	3,772,545
Link REIT	1,749,900	13,083,048
MTR Corp. Ltd.	3,513,000	16,837,563
PCCW Ltd.	10,432,000	5,720,036
Power Assets Holdings Ltd.	1,310,500	7,295,584

		144,850,729

Hungary — 0.1%
OTP Bank Nyrt(a)	140,831	4,690,463

India — 2.3%
Asian Paints Ltd.	368,316	8,198,141
Avenue Supermarts Ltd.(a)(d)	158,113	4,745,193
Bajaj Auto Ltd.	82,349	2,951,839
Bajaj Finserv Ltd.	96,346	5,612,477
Bharat Petroleum Corp. Ltd.	819,812	3,716,550
Coal India Ltd.	3,018,297	5,640,128
Dabur India Ltd.	1,045,617	6,450,043
Dr. Reddy’s Laboratories Ltd.	78,715	4,238,090
Eicher Motors Ltd.	22,756	4,980,101
HCL Technologies Ltd.	1,128,756	8,213,816
Hero MotoCorp Ltd.	94,664	2,955,549
Hindustan Petroleum Corp. Ltd.	1,486,858	3,825,477
Hindustan Unilever Ltd.	206,248	5,611,549
Housing Development Finance Corp. Ltd.	188,275	4,130,453
Indian Oil Corp. Ltd.	3,879,319	4,268,386
Infosys Ltd.	664,064	6,068,381
InterGlobe Aviation Ltd.(d)	223,465	2,853,295
ITC Ltd.	1,210,174	3,158,419
Larsen & Toubro Ltd.	259,480	3,199,051
Maruti Suzuki India Ltd.	87,563	6,497,261
Petronet LNG Ltd.	1,530,379	5,111,298
Pidilite Industries Ltd.	293,047	5,690,711
Sun Pharmaceutical Industries Ltd.	527,201	3,306,499

1

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Edge MSCI Min Vol Global ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Tata Consultancy Services Ltd.	301,335	$7,859,925
Tech Mahindra Ltd.	452,655	3,175,387
United Spirits Ltd.(a)	364,916	2,867,064
Wipro Ltd.	327,582	921,885
Wipro Ltd., ADR	1,425,832	4,719,504

		130,966,472

Indonesia — 0.5%
Bank Central Asia Tbk PT	13,809,500	24,528,167
Indofood CBP Sukses Makmur Tbk PT	74,500	41,559
Kalbe Farma Tbk PT	30,423,600	2,946,570
Unilever Indonesia Tbk PT	251,800	133,570

		27,649,866

Ireland — 0.5%
AIB Group PLC(a)	102,175	113,540
Kerry Group PLC, Class A	210,014	26,000,679

		26,114,219

Israel — 0.5%
Azrieli Group Ltd.	65,278	3,426,564
Bank Hapoalim BM	552,466	3,392,003
Bank Leumi Le-Israel BM	747,078	3,953,538
Check Point Software Technologies Ltd.(a)(b)	30,028	3,293,171
Mizrahi Tefahot Bank Ltd.	335,204	6,565,536
Nice Ltd.(a)	26,383	4,770,689

		25,401,501

Italy — 0.3%
Assicurazioni Generali SpA	946,029	13,138,151
Intesa Sanpaolo SpA(a)	2,240,442	3,868,821

		17,006,972

Japan — 12.0%
ABC-Mart Inc.	81,200	4,936,743
Ajinomoto Co. Inc.	274,700	4,683,937
ANA Holdings Inc.(a)	280,000	6,754,722
Canon Inc.	1,259,200	25,935,534
Chugai Pharmaceutical Co. Ltd.	203,100	29,955,530
Daiwa House REIT Investment Corp.	4,359	10,778,648
East Japan Railway Co.	89,800	7,043,301
FUJIFILM Holdings Corp.	222,600	10,291,647
Hamamatsu Photonics KK	198,300	8,982,262
Hankyu Hanshin Holdings Inc.	76,200	2,815,018
Japan Airlines Co. Ltd.	282,700	5,555,074
Japan Post Bank Co. Ltd.	1,010,300	8,346,099
Japan Post Holdings Co. Ltd.	3,436,100	25,008,085
Japan Tobacco Inc.	144,900	2,874,867
KDDI Corp.	692,200	20,148,876
Keikyu Corp.	175,700	2,937,167
Keio Corp.	151,600	9,005,801
Keyence Corp.	57,500	23,670,349
Kintetsu Group Holdings Co. Ltd.	214,400	10,527,461
Kirin Holdings Co. Ltd.	142,400	2,917,789
Kyushu Railway Co.	367,200	10,412,549
Lawson Inc.	123,200	6,815,538
McDonald’s Holdings Co. Japan Ltd.(b)	162,000	8,616,142
MEIJI Holdings Co. Ltd.	123,000	9,259,108
Mizuho Financial Group Inc.	12,312,000	15,370,715
Nagoya Railroad Co. Ltd.	417,900	12,606,627
NEC Corp.	551,900	24,768,520
Nippon Building Fund Inc.	3,122	19,589,474
Nippon Prologis REIT Inc.	4,336	12,235,058
Nippon Telegraph & Telephone Corp.	1,358,400	30,815,702

Security	Shares	Value

Japan (continued)
Nissan Motor Co. Ltd.	766,000	$2,850,414
Nissin Foods Holdings Co. Ltd.	41,900	3,500,255
Nitori Holdings Co. Ltd.	92,100	16,699,991
Nomura Research Institute Ltd.	168,690	4,459,360
NTT Data Corp.	851,500	9,840,047
NTT DOCOMO Inc.	2,868,200	78,576,993
Ono Pharmaceutical Co. Ltd.	149,200	4,261,274
Oracle Corp. Japan(a)	71,000	8,290,528
Oriental Land Co. Ltd.	220,100	31,901,067
Pan Pacific International Holdings Corp.	558,000	11,244,424
Sankyo Co. Ltd.	1,500	38,637
Secom Co. Ltd.	359,100	31,111,889
Seibu Holdings Inc.	220,700	2,884,351
Seven & i Holdings Co. Ltd.	82,400	2,819,964
Shimamura Co. Ltd.	50,100	3,524,927
Shionogi & Co. Ltd.	57,729	3,408,495
Softbank Corp.	598,000	7,582,197
Suntory Beverage & Food Ltd.	326,400	13,330,487
Takeda Pharmaceutical Co. Ltd.	141,800	5,516,163
Tobu Railway Co. Ltd.	455,100	16,136,650
Toho Co. Ltd.	191,700	7,046,290
Toyo Suisan Kaisha Ltd.	207,600	10,848,731
USS Co. Ltd.	165,200	2,879,710
West Japan Railway Co.	225,200	14,529,774
Yamada Denki Co. Ltd.	1,544,100	7,510,172
Yamazaki Baking Co. Ltd.	243,400	4,362,606

		678,813,739

Malaysia — 0.6%
Hong Leong Bank Bhd	1,572,900	4,920,400
IHH Healthcare Bhd	2,271,100	2,836,590
Malayan Banking Bhd	3,501,600	6,040,713
Maxis Bhd(b)	4,000,000	4,857,964
Petronas Chemicals Group Bhd	2,033,600	2,946,907
Petronas Dagangan Bhd	569,500	3,075,759
Public Bank Bhd	2,643,160	8,912,875

		33,591,208

Netherlands — 0.6%
Koninklijke Ahold Delhaize NV	738,708	18,743,011
Koninklijke KPN NV	2,053,602	5,034,648
Unilever NV	173,272	8,960,438

		32,738,097

New Zealand — 0.2%
Fisher & Paykel Healthcare Corp. Ltd.	228,754	4,246,844
Spark New Zealand Ltd.	2,540,054	6,952,342

		11,199,186

Norway — 0.2%
Telenor ASA	870,905	13,206,730

Peru — 0.1%
Credicorp Ltd.	20,553	2,832,614

Philippines — 0.2%
BDO Unibank Inc.	3,314,149	6,573,302
Jollibee Foods Corp.	51,370	110,311
PLDT Inc.	164,535	4,144,254

		10,827,867

Qatar — 0.3%
Qatar Islamic Bank SAQ	868,491	3,652,510

2

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Edge MSCI Min Vol Global ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Qatar (continued)
Qatar National Bank QPSC	2,896,636	$13,985,615

		17,638,125

Russia — 0.4%
Polymetal International PLC	520,629	10,417,555
Polyus PJSC	65,724	10,860,457

		21,278,012

Saudi Arabia — 0.9%
Alinma Bank(a)	2,417,120	9,654,863
Arab National Bank	538,539	2,895,516
Bank AlBilad	454,025	2,683,252
Bank Al-Jazira	1,041,627	3,179,998
Jarir Marketing Co.	144,105	5,324,768
Saudi Arabian Fertilizer Co.	360,362	7,403,001
Saudi Basic Industries Corp.	147,897	3,340,099
Saudi Telecom Co.	550,956	14,991,282
Yanbu National Petrochemical Co.	212,004	2,878,501

		52,351,280

Singapore — 0.8%
CapitaLand Commercial Trust	3,889,400	4,815,657
CapitaLand Mall Trust	6,025,800	8,654,573
Oversea-Chinese Banking Corp. Ltd.(b)	654,300	3,958,020
SATS Ltd.	251,000	472,379
Singapore Airlines Ltd.(b)	1,339,600	3,620,541
Singapore Exchange Ltd.	397,600	2,329,226
Singapore Telecommunications Ltd.	12,378,400	21,807,143

		45,657,539

South Korea — 0.3%
DB Insurance Co. Ltd.	32,205	1,128,586
Hyundai Marine & Fire Insurance Co. Ltd.	131,666	2,578,142
S-1 Corp.	42,680	3,211,899
SK Telecom Co. Ltd.	49,683	8,665,290

		15,583,917

Sweden — 0.2%
Telefonaktiebolaget LM Ericsson, Class B	1,082,049	9,838,950
Telia Co. AB	836,043	2,865,414

		12,704,364

Switzerland — 4.9%
Chocoladefabriken Lindt & Spruengli AG, Registered	241	20,921,620
Givaudan SA, Registered	3,325	11,930,129
Kuehne + Nagel International AG, Registered(a)	75,453	10,869,882
Nestle SA, Registered	659,440	71,291,182
Novartis AG, Registered	334,309	28,893,178
Partners Group Holding AG	9,869	8,160,647
Roche Holding AG, NVS	126,337	43,751,764
Sonova Holding AG, Registered	37,009	8,109,081
Swiss Prime Site AG, Registered	104,875	9,759,368
Swisscom AG, Registered	63,253	32,907,098
Zurich Insurance Group AG	90,724	29,227,728

		275,821,677

Taiwan — 4.3%
Advantech Co. Ltd.	838,000	8,289,292
Asustek Computer Inc.	1,600,000	11,217,319
AU Optronics Corp.	15,000,000	3,786,844
Chang Hwa Commercial Bank Ltd.	12,368,732	7,744,618
Chicony Electronics Co. Ltd.	1,451,020	4,156,127
China Development Financial Holding Corp.	30,440,000	9,215,640
China Steel Corp.	10,357,000	6,829,929
Chunghwa Telecom Co. Ltd.	9,435,000	34,723,314

Security	Shares	Value

Taiwan (continued)
Compal Electronics Inc.	10,449,000	$6,646,991
CTBC Financial Holding Co. Ltd.	4,883,000	3,244,491
E.Sun Financial Holding Co. Ltd.	10,199,568	9,053,072
Far EasTone Telecommunications Co. Ltd.	3,751,000	8,082,921
First Financial Holding Co. Ltd.	24,495,606	18,641,952
Formosa Petrochemical Corp.	1,012,000	2,955,950
Hua Nan Financial Holdings Co. Ltd.	19,414,332	12,576,478
Inventec Corp.	4,045,000	3,287,194
Lite-On Technology Corp.	5,207,000	8,341,605
Mega Financial Holding Co. Ltd.	23,336,000	23,899,484
Nan Ya Plastics Corp.	1,281,000	2,683,594
Quanta Computer Inc.	4,896,000	11,414,488
Synnex Technology International Corp.	3,460,250	5,116,906
Taishin Financial Holding Co. Ltd.	11,026,000	4,773,955
Taiwan Cooperative Financial Holding Co. Ltd.	23,081,226	15,682,165
Taiwan Mobile Co. Ltd.	4,054,000	14,514,738
WPG Holdings Ltd.	3,895,760	5,092,709

		241,971,776

Thailand — 0.8%
Advanced Info Service PCL, NVDR	826,300	5,000,401
Airports of Thailand PCL, NVDR	6,479,500	12,629,016
Bangkok Dusit Medical Services PCL, NVDR	9,111,700	6,444,931
Bangkok Expressway & Metro PCL, NVDR	16,283,400	5,042,172
BTS Group Holdings PCL, NVDR	14,234,400	5,414,531
Bumrungrad Hospital PCL, NVDR	845,700	3,190,317
CP ALL PCL, NVDR(a)	1,293,000	2,865,655
Home Product Center PCL, NVDR	9,200,300	4,280,555

		44,867,578

United Arab Emirates — 0.2%
Emirates Telecommunications Group Co. PJSC	2,140,636	9,114,669
First Abu Dhabi Bank PJSC	956,356	2,884,833

		11,999,502

United Kingdom — 0.4%
Admiral Group PLC	114,597	3,305,308
AstraZeneca PLC	41,992	4,454,283
Direct Line Insurance Group PLC	68,605	224,424
GlaxoSmithKline PLC	786,992	16,265,919

		24,249,934

United States — 52.9%
Accenture PLC, Class A	49,980	10,076,968
AGNC Investment Corp.	74,923	969,504
Alleghany Corp.	32,043	16,441,263
Allstate Corp. (The)	276,565	27,050,823
Altria Group Inc.	229,836	8,975,096
Ameren Corp.	80,335	6,003,435
American Electric Power Co. Inc.	227,279	19,375,535
American Tower Corp.	67,264	17,365,547
American Water Works Co. Inc.(b)	118,475	15,046,325
Amphenol Corp., Class A	128,689	12,426,210
Anthem Inc.	26,963	7,930,088
Aon PLC	103,418	20,368,175
Arthur J Gallagher & Co.	80,689	7,607,359
AT&T Inc.	780,179	24,076,324
Automatic Data Processing Inc.	117,603	17,227,663
AutoZone Inc.(a)	16,350	18,767,511
Baxter International Inc.	196,956	17,728,010
Berkshire Hathaway Inc., Class B(a)	115,416	21,418,901
Black Knight Inc.(a)	333,775	25,693,999
Booz Allen Hamilton Holding Corp.	161,444	12,876,773

3

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Edge MSCI Min Vol Global ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Bristol-Myers Squibb Co.	123,449	$7,372,374
Broadridge Financial Solutions Inc.	148,621	17,998,003
Brown & Brown Inc.	270,689	10,881,698
Camden Property Trust	17,864	1,635,806
Campbell Soup Co.	187,097	9,538,205
Cboe Global Markets Inc.	98,288	10,463,740
CH Robinson Worldwide Inc.	320,869	26,032,102
Chubb Ltd.	184,582	22,507,929
Church & Dwight Co. Inc.	259,278	19,463,999
Cincinnati Financial Corp.	156,019	9,197,320
Cisco Systems Inc.	847,021	40,504,544
Citrix Systems Inc.(b)	245,289	36,332,207
Clorox Co. (The)	167,410	34,528,312
CME Group Inc.	92,786	16,942,724
CMS Energy Corp.	160,087	9,377,896
Coca-Cola Co. (The)	951,739	44,427,177
Cognizant Technology Solutions Corp., Class A	53,063	2,812,339
Colgate-Palmolive Co.	209,280	15,137,222
Comcast Corp., Class A	360,864	14,290,214
Consolidated Edison Inc.	733,172	55,031,890
Cooper Companies Inc. (The)	13,995	4,436,135
Costco Wholesale Corp.	32,272	9,954,944
Crown Castle International Corp.	175,169	30,157,095
Danaher Corp.(b)	94,195	15,693,829
Dollar General Corp.	243,011	46,539,037
Dominion Energy Inc.	409,852	34,841,519
Duke Energy Corp.	485,745	41,594,344
Duke Realty Corp.(b)	266,484	9,188,368
Ecolab Inc.	37,256	7,919,880
Eli Lilly & Co.	293,627	44,910,250
Entergy Corp.	122,959	12,519,685
Equity Residential	255,155	15,452,187
Erie Indemnity Co., Class A, NVS	20,994	3,783,959
Everest Re Group Ltd.	69,489	13,787,312
Evergy Inc.	286,419	17,669,188
Eversource Energy	114,297	9,566,659
Extra Space Storage Inc.	157,140	15,203,295
F5 Networks Inc.(a)(b)	47,353	6,862,397
Fidelity National Information Services Inc.	208,728	28,977,708
Fiserv Inc.(a)	265,689	28,367,615
General Mills Inc.	162,379	10,236,372
Genuine Parts Co.	54,396	4,537,170
Gilead Sciences Inc.	905,622	70,484,560
Hartford Financial Services Group Inc. (The)	26,365	1,009,516
Henry Schein Inc.(a)	55,458	3,367,410
Hershey Co. (The)	241,924	32,824,248
Home Depot Inc. (The)	77,225	19,188,868
Hormel Foods Corp.(b)	691,922	33,786,551
Humana Inc.	19,461	7,991,660
Intel Corp.	59,255	3,728,917
Intercontinental Exchange Inc.	88,252	8,582,507
International Business Machines Corp.	105,580	13,186,942
Intuit Inc.	25,637	7,442,934
Jack Henry & Associates Inc.	182,490	33,005,141
JM Smucker Co. (The)	101,603	11,575,630
Johnson & Johnson	371,646	55,282,342
Juniper Networks Inc.	138,185	3,352,368
Kellogg Co.	356,810	23,303,261
Keysight Technologies Inc.(a)	461,440	49,895,507
Kimberly-Clark Corp.	152,773	21,608,213

Security	Shares	Value

United States (continued)
L3Harris Technologies Inc.	104,573	$20,857,085
Liberty Broadband Corp., Class C, NVS(a)	263,081	35,942,126
Lockheed Martin Corp.	44,114	17,135,642
Markel Corp.(a)	26,139	23,457,661
Marsh & McLennan Companies Inc.	270,693	28,671,803
Mastercard Inc., Class A	52,545	15,810,265
McCormick & Co. Inc./MD, NVS	150,475	26,357,201
McDonald’s Corp.	292,465	54,492,079
Medtronic PLC	250,902	24,733,919
Merck & Co. Inc.	840,391	67,836,362
Microsoft Corp.	48,239	8,839,797
Mondelez International Inc., Class A	109,898	5,727,884
Motorola Solutions Inc.	257,460	34,842,062
Newmont Corp.	1,216,248	71,114,021
NextEra Energy Inc.	227,303	58,089,555
Oracle Corp.	102,958	5,536,052
O’Reilly Automotive Inc.(a)	30,797	12,849,740
Palo Alto Networks Inc.(a)	20,925	4,923,025
Paychex Inc.	457,995	33,103,879
PepsiCo Inc.	437,421	57,542,733
Pfizer Inc.	549,777	20,995,984
Philip Morris International Inc.	39,873	2,925,083
Procter & Gamble Co. (The)	327,745	37,992,200
Progressive Corp. (The)	203,954	15,843,147
Public Storage	173,626	35,200,935
Regeneron Pharmaceuticals Inc.(a)	133,299	81,686,960
RenaissanceRe Holdings Ltd.	109,106	18,314,533
Republic Services Inc.	553,196	47,276,130
Ross Stores Inc.	138,829	13,460,860
Southern Co. (The)	765,883	43,708,943
Starbucks Corp.	307,394	23,973,658
Stryker Corp.	27,216	5,326,988
Target Corp.	84,822	10,376,275
TJX Companies Inc. (The)	432,179	22,801,764
TransUnion	34,799	3,002,806
Travelers Companies Inc. (The)	169,948	18,181,037
Tyler Technologies Inc.(a)	96,799	36,329,633
UnitedHealth Group Inc.	37,148	11,324,568
Universal Health Services Inc., Class B	36,648	3,864,532
VeriSign Inc.(a)	47,874	10,484,885
Verizon Communications Inc.	1,406,935	80,729,930
Visa Inc., Class A(b)	292,159	57,041,123
Walmart Inc.(b)	412,144	51,130,585
Walt Disney Co. (The)	66,397	7,788,368
Waste Management Inc.	584,153	62,358,333
WEC Energy Group Inc.	502,692	46,111,937
Western Union Co. (The)	987,073	19,761,201
WR Berkley Corp.	342,365	19,840,052
Xcel Energy Inc.	702,638	45,692,549

		2,985,104,623

Total Common Stocks — 99.3% (Cost: $5,063,705,582)		5,600,598,209

Warrants

Thailand — 0.0%
BTS Group Holdings PCL (Expires 02/16/21)(a)	1	0	(e)

Total Warrants — 0.0% (Cost: $0)		0	(e)

4

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Edge MSCI Min Vol Global ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 2.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.69%(f)(g)(h)	103,696,305	$103,851,850
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.16%(f)(g)	10,418,000	10,418,000

		114,269,850

Total Short-Term Investments — 2.0% (Cost: $114,100,742)		114,269,850

Total Investments in Securities — 101.3% (Cost: $5,177,806,324)		5,714,868,059

Other Assets, Less Liabilities — (1.3)%		(73,985,773)

Net Assets — 100.0%		$5,640,882,286

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Rounds to less than $1.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 05/31/20	Value at 05/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	25,414,810	78,281,495	103,696,305	$103,851,850	$326,293	(b)	$(21,063)	$162,026
BlackRock Cash Funds: Treasury, SL Agency Shares	10,157,000	261,000	10,418,000	10,418,000	105,250		—	—

				$114,269,850	$431,543		$(21,063)	$162,026

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
2-Year U.S. Treasury Note	27	09/30/20	$5,963	$1,413
MSCI EAFE E-Mini Index	152	06/19/20	13,114	1,068,178
MSCI Emerging Markets E-Mini Index	85	06/19/20	3,965	219,114
S&P 500 E-Mini Index	106	06/19/20	16,123	1,579,897

				$2,868,602

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

5

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Edge MSCI Min Vol Global ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1		Level 2	Level 3	Total
Investments
Assets
Common Stocks	$5,548,246,926		$52,351,280	$3	$5,600,598,209
Warrants	0	(a)	—	—	0	(a)
Money Market Funds	114,269,850		—	—	114,269,850

	$5,662,516,776		$52,351,280	$3	$5,714,868,059

Derivative financial instruments(b)
Assets
Futures Contracts	$2,868,602		$—	$—	$2,868,602

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

6